Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2024	2025
Accrued interest expenses	24,019	36,957
Other current liabilities	9,190	14,187
Accrued expenses and other current liabilities	33,209	51,144